Per share amounts (Toyota Motor Corporation Shareholders' Equity Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total Toyota Motor Corporation shareholders' equity	¥ 20,060,618	¥ 19,348,152
Common shares issued and outstanding at the end of the year (excluding treasury stock)	2,766,153	2,832,439
Toyota Motor Corporation shareholders' equity per share	¥ 7,252.17	¥ 6,830.92